Financial instruments-Risk management and fair value - Summary of Financial Liabilities According to Maturity Date (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 2,231,232	$ 1,929,879
Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	606,669	520,260
Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,083,543	975,430
More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	796,712	635,024
Loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,670,807	1,462,691
Loans and borrowings | Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	302,202	256,216
Loans and borrowings | Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	835,630	780,090
Loans and borrowings | More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	734,947	588,019
Lease liability
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	329,697	283,657
Lease liability | Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	73,739	80,513
Lease liability | Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	247,913	195,340
Lease liability | More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	61,765	47,005
Account payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	229,104	182,303
Account payable | Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	229,104	182,303
Account payable | Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable | More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable to related parties
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,624	1,228
Account payable to related parties | Up to one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,624	1,228
Account payable to related parties | Between 1 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable to related parties | More than 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Contractual cash flow
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	2,486,924	2,130,714
Contractual cash flow | Loans and borrowings
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,872,779	1,624,325
Contractual cash flow | Lease liability
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	383,417	322,858
Contractual cash flow | Account payable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	229,104	182,303
Contractual cash flow | Account payable to related parties
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 1,624	$ 1,228